Acquisitions - Summary of Business Acquisitions (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020	Nov. 11, 2020
Business Acquisition [Line Items]
Goodwill	$ 377,368	$ 359,099
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Cash			$ 205
Accounts receivable			3,947
Inventory			14,198
Property, plant and equipment			1,296
Other assets			189
Tradenames			7,715
Customer relationships			17,175
Goodwill			7,551
Accounts payable			(2,524)
Accrued liabilities			(648)
Total			$ 49,104
Simpson Performance Products [Member]
Business Acquisition [Line Items]
Cash	7,715
Accounts receivable	3,894
Inventory	18,495
Property, plant and equipment	5,952
Other assets	1,613
Tradenames	23,980
Customer relationships	28,770
Patents	2,720
Goodwill	52,148
Accounts payable	(2,483)
Accrued liabilities	(7,787)
Deferred tax liability	(12,993)
Debt	(4,615)
Total	117,409
Simpson Performance Products [Member] | As Initially Reported [Member]
Business Acquisition [Line Items]
Cash	7,715
Accounts receivable	3,894
Inventory	19,265
Property, plant and equipment	5,952
Other assets	1,613
Tradenames	23,980
Customer relationships	28,770
Patents	2,720
Goodwill	51,305
Accounts payable	(2,483)
Accrued liabilities	(7,787)
Deferred tax liability	(12,993)
Debt	(4,615)
Total	117,336
Simpson Performance Products [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Cash	0
Accounts receivable	0
Inventory	(770)
Property, plant and equipment	0
Other assets	0
Tradenames	0
Customer relationships	0
Patents	0
Goodwill	843
Accounts payable	0
Accrued liabilities	0
Deferred tax liability	0
Debt	0
Total	73
Detroit Speed [Member]
Business Acquisition [Line Items]
Cash	1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)
Total	11,297
AEM Performance Electronics [Member]
Business Acquisition [Line Items]
Accounts receivable	3,454
Inventory	3,892
Property, plant and equipment	1,342
Other assets	493
Tradenames	10,760
Customer relationships	14,640
Patents	1,970
Technology intangibles	110
Goodwill	17,426
Accounts payable	(2,032)
Accrued liabilities	(489)
Total	$ 51,566